Income Taxes - Provision for income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal					$ 172	$ 72	$ 67
State					8	3	0
Foreign					6	0	0
Total current					186	75	67
Deferred:
Federal					(10)	0	(25)
State					4	(2)	(6)
Foreign					(1)	0	0
Total deferred					(7)	(2)	(31)
Total provision for income taxes	$ 47	$ 62	$ 87	$ 101	$ 179	$ 73	$ 36